UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND





    [LOGO OMITTED] WESTWOOD
                   HOLDINGS GROUP, INC.(R)

    WHG INCOME OPPORTUNITY FUND
    WHG SMIDCAP FUND
    SEMI-ANNUAL REPORT                                        APRIL 30, 2006
--------------------------------------------------------------------------------







                                                INVESTMENT ADVISER:
                                                WESTWOOD MANAGEMENT CORP.


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS
                                                                  APRIL 30, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statements of Net Assets
     WHG Income Opportunity Fund ..........................................    4
     WHG SMidCap Fund .....................................................    9

Statements of Operations ..................................................   13

Statements of Changes in Net Assets
     WHG Income Opportunity Fund ..........................................   14
     WHG SMidCap Fund .....................................................   15

Financial Highlights
     WHG Income Opportunity Fund ..........................................   16
     WHG SMidCap Fund .....................................................   17

Notes to Financial Statements .............................................   18

Disclosure of Fund Expenses ...............................................   23

Approval of Investment Advisory Agreements ................................   25






The WHG Funds will file their complete schedule of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and, once filed, may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
April 30, 2006

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2006, on the WHG Funds, managed by Westwood Management Corp ("Westwood").

As of April 30, 2006, the WHG Income Opportunity Fund's net assets were $48,708,644 while the WHG SMidCap Fund's net assets were $6,871,233.

The WHG Funds, similar to all Westwood portfolios, are managed by a team of Westwood investment professionals. Each of our portfolio teams is comprised of investment professionals whose experience best suits the needs of the particular portfolio. The management of the WHG Funds is deeply rooted in our 20-year investment philosophy that seeks to deliver a superior rate of return while controlling risk. Our investment team looks for low risk investment opportunities that have attractive valuations but also have prospects for long-term earnings growth that are unrecognized by the market. We seek to invest in high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity. In addition, we favor companies that are led by an experienced management team that can articulate and execute their business plan.

WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the period ended April 30, 2006 was as follows:
--------------------------------------------------------------------------------
                                                      2006            SINCE
                                     3 MONTHS     CALENDAR YTD      12/19/05**
--------------------------------------------------------------------------------
WHG INCOME OPPORTUNITY FUND            1.28%          3.83%            3.18%
--------------------------------------------------------------------------------
10-Year Treasury Note                 -3.30%         -4.01%           -3.44%
--------------------------------------------------------------------------------
3-Month Treasury Bill                  1.06%          1.40%            1.54%
--------------------------------------------------------------------------------
S&P 500 Index                          2.88%          5.59%            4.08%
--------------------------------------------------------------------------------
NAREIT Equity Index                    2.96%         10.47%            9.57%
--------------------------------------------------------------------------------
Blended Benchmark*                     0.92%          3.33%            2.94%
--------------------------------------------------------------------------------
NAREIT EQUITY INDEX is the only REIT index to include all Equity REITs currently trading on the New York Stock Exchange, the NASDAQ National Market System, and the American Stock Exchange. It is also the first index to include monthly historical statistics from 1972.

S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.
--------------------------------------------------------------------------------
* 25% 10-YEAR TREASURY, 25% 3-MONTH T-BILL, 25% S&P 500, 25% NAREIT INDEX
** COMMENCEMENT OF OPERATIONS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

Common Stock, driven by holdings within the Consumer Discretionary, Financial Services and Materials & Processing sectors, was the best performing asset class in the Fund for the first four months of 2006. Financials, especially banks, rallied as investors began to perceive an end to the Fed's rate tightening cycle. The Fund's Master Limited Partnership (MLP) investments also performed well, benefiting from higher than expected increases in cash distributions by certain MLP holdings. In addition, the Fund's convertible preferred holdings rallied with the strong equity market, as their underlying common stocks performed well. Given rising interest rates, which hurt longer maturity fixed income securities, the Fund's focus on the short-end of the yield curve combined with the ability to capitalize on exposure to better performing equity asset classes allowed the Fund to outperform its blended benchmark year-to-date.

Real Estate Investment Trusts (REITs) suffered a decline late in the period due to rising interest rates and a shift in investor sentiment. The rise in interest rates impaired our preferred stock allocation, which is slightly down for the year-to-date period. Royalty trusts in the portfolio were negatively impacted by a correction in natural gas prices.

MARKET OVERVIEW

Income-oriented stocks were strong performers for the first four months of 2006. REITs, fueled by good earnings growth and M&A activity, initially lead the way, but have recently fallen off due to profit taking and rising interest rates. MLPs were also a positive contributor, as they rebounded from the weakness experienced late in 2005 and benefited from renewed investor demand. Fixed income securities were weak as a result of interest rates rising materially throughout the period as well as a parallel shift upward in the entire yield curve. Preferred stocks experienced modest returns in this rising interest rate environment. Royalty trusts suffered from the sizable drop in natural gas prices throughout the period.

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the period ended April 30, 2006 was as follows:
--------------------------------------------------------------------------------
                                                      2006            SINCE
                                     3 MONTHS     CALENDAR YTD       12/19/05*
--------------------------------------------------------------------------------
WHG SMIDCAP FUND                       3.38%         10.33%           10.00%
--------------------------------------------------------------------------------
Russell 2500 Index                     4.16%         11.53%           10.54%
--------------------------------------------------------------------------------
Russell 2500 Value Index               4.05%         10.90%            9.75%
--------------------------------------------------------------------------------
RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $992.9 million; the median market capitalization was approximately $640.0 million. The largest company in the index had an approximate market capitalization of $4.0 billion.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.
--------------------------------------------------------------------------------
* COMMENCEMENT OF OPERATIONS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

The Financial Services, Materials & Processing, Producer Durables, and Health Care sectors were positive contributors to the Fund's performance during the first four months of 2006. Both Materials & Processing and Producer Durables are leveraged to the global industrial cycle, which was positively impacted by the sharp rise in commodity prices. Security selection in the Producer Durables, Health Care and Financial Services sectors was also additive to performance. Firms that posted upside earnings surprises and financial firms that benefited from net interest margin expansion and strong loan growth aided performance, as well.

Overweights in the Other Energy and Autos & Transportation sectors as well as security selection in the Technology and Consumer Discretionary sectors detracted from performance. Westwood portfolios focus on holding high quality, low risk securities, and our lack of exposure to high beta technology stocks hindered relative performance as the markets favored high risk, more speculative securities. Disappointing earnings results of a few firms also negatively impacted performance.

MARKET REVIEW

For the four-month period ended April 30, 2006, small and mid size market capitalization stocks continued to outperform large cap stocks, as the Russell 2500 Index posted double-digit gains. Rising long-term interest rates, renewed inflation fears, and a climb in crude oil prices above $70/barrel were all factors the market was dealing with during the period. Stronger than expected economic data also reignited inflation fears, sending the 10-year Treasury note above the 5.0% level. However, comments by Fed Chairman Ben Bernanke during his late April Congressional testimony soothed fears somewhat, as he hinted that the Fed would soon take a pause in its rate hike cycle. Additionally, the first quarter earnings season began strongly, as nearly 70% of companies reporting beat consensus estimates. The best performing sectors in the index included Materials & Processing, as a result of rising commodity prices, and economically sensitive sectors, such as Technology and Producer Durables. The worst performers were the defensive Utilities and Consumer Staples sectors.



Sincerely,


THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Financials                              31.7%
U.S. Treasury Obligations               21.1%
U.S. Government Agency Obligations      16.5%
Energy                                  14.2%
Industrials                              3.8%
Healthcare                               2.6%
Utilities                                2.4%
Short-Term Investments                   2.2%
Consumer Discretionary                   1.5%
Consumer Staples                         1.4%
Materials                                1.3%
Telecommunication Services               1.3%
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 39.3%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------   -----------
AUTO & TRANSPORTATION -- 7.7%
  Arlington Tankers* ..................................   28,200    $   635,628
  Double Hull Tankers .................................   49,000        627,200
  Teekay LNG Partners LP (A) ..........................   40,200      1,246,200
  US Shipping Partners LP (A) .........................   53,900      1,258,565
                                                                    -----------
                                                                      3,767,593
                                                                    -----------
CONSUMER DISCRETIONARY -- 1.5%
  Regal Entertainment Group ...........................   33,500        704,170
                                                                    -----------
CONSUMER STAPLES -- 1.3%
  Reddy Ice Holdings ..................................   27,400        643,900
                                                                    -----------
ENERGY -- 7.5%
  Enterprise Products Partners LP (A) .................   49,200      1,217,208
  Kinder Morgan Energy Partners LP (A) ................   12,600        585,018
  Northern Border Partners-LP (A) .....................   12,600        616,644
  Penn Virginia Resource Partners LP (A) ..............   21,200        664,408
  San Juan Basin RoyaltyTrust .........................   14,900        585,868
                                                                    -----------
                                                                      3,669,146
                                                                    -----------
FINANCIAL SERVICES -- 5.1%
  AllianceBernstein Holding LP (A) ....................   18,700      1,205,215
  Bank of America .....................................   13,400        668,928
  US Bancorp ..........................................   20,000        628,800
                                                                    -----------
                                                                      2,502,943
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
HEALTH CARE -- 2.6%
  Bristol-Myers Squibb .............................       25,300   $    642,114
  Pfizer ...........................................       24,400        618,052
                                                                    ------------
                                                                       1,260,166
                                                                    ------------
MATERIALS & PROCESSING -- 1.3%
  EI Du Pont de Nemours ............................       14,400        635,040
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 9.8%
  Camden Property Trust ............................        8,500        584,205
  Crescent Real Estate Equity ......................       29,900        598,000
  Getty Realty .....................................       43,900      1,213,396
  Prologis .........................................       11,000        552,420
  Rayonier .........................................       29,400      1,210,104
  Sunstone Hotel Investors .........................       20,900        600,666
                                                                    ------------
                                                                       4,758,791
                                                                    ------------
UTILITIES -- 2.5%
  AT&T .............................................       24,200        634,282
  FPL Group ........................................       14,900        590,040
                                                                    ------------
                                                                       1,224,322
                                                                    ------------
  Total Common Stock
    (Cost $18,878,276) .............................                  19,166,071
                                                                    ------------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 19.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.5%
  CBS ..............................................       49,400      1,195,480
                                                                    ------------
FINANCIAL SERVICES -- 14.4%
  Bank One Capital Trust VI ........................       49,000      1,228,430
  Barclays Bank* ...................................       49,000      1,212,750
  Fannie Mae .......................................       22,400      1,222,200
  Lehman Brothers Holdings .........................       35,700        902,139
  Metlife ..........................................       47,500      1,224,075
  Wells Fargo Capital IV ...........................       48,800      1,228,784
                                                                    ------------
                                                                       7,018,378
                                                                    ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------   ------------
OTHER -- 2.5%
   General Electric Capital* .......................       53,100   $  1,224,486
                                                                    ------------
   Total Preferred Stock
     (Cost $9,685,247) .............................                   9,438,344
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.7%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                       ----------
   U.S. Treasury Bills (B)
      4.787%, 09/07/06 .............................   $1,000,000        983,336
      4.557%, 07/20/06 .............................    1,200,000      1,187,791
      4.449%, 05/25/06 .............................    1,700,000      1,694,959
      4.291%, 06/29/06 .............................    1,600,000      1,588,075
   U.S. Treasury Notes
      3.500%, 11/15/06 .............................    1,600,000      1,587,501
      3.375%, 02/28/07 .............................    1,500,000      1,480,841
      3.125%, 05/15/07 .............................    1,600,000      1,570,938
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $10,106,531) ...........................                  10,093,441
                                                                    ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.7%
--------------------------------------------------------------------------------
   FHLB DN (B)
      4.764%, 08/09/06 .............................    1,900,000      1,873,970
   FHLMC
      3.500%, 09/15/07 .............................    1,600,000      1,566,270
   FHLMC DN (B)
      4.977%, 09/26/06 .............................    1,800,000      1,764,000
   FNMA
      4.250%, 07/15/07 .............................    1,500,000      1,483,847
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $6,704,937) ............................                   6,688,087
                                                                    ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 3.1%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                       ---------    -----------
FINANCIAL SERVICES -- 1.9%
   Lehman Brothers Holdings ..........................    34,500    $   897,345
                                                                    -----------
UTILITIES -- 1.2%
   Entergy ...........................................    12,000        597,000
                                                                    -----------
   Total Convertible Preferred Stock
      (Cost $1,495,612) ..............................                1,494,345
                                                                    -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (C) -- 2.2%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 2.2%
   Fidelity Money Management Fund,
      Institutional Class, 4.750% ....................   664,644        664,644
   SEI Daily Income Trust, Government
      Money Market Fund, Cl A 4.660% .................   408,486        408,486
                                                                    -----------
   Total Short-Term Investments
      (Cost $1,073,130) ..............................                1,073,130
                                                                    -----------
   Total Investments -- 98.4%
      (Cost $47,943,733) .............................               47,953,418
                                                                    -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased .......                  (37,299)
   Payable for Fund Shares Redeemed ..................                  (29,000)
   Investment Advisory Fees Payable ..................                  (14,620)
   Administration Fees Payable .......................                  (10,929)
   Chief Compliance Officer Fees Payable .............                   (4,668)
   Trustees' Fees Payable ............................                     (834)
   Other Assets and Liabilities, Net .................                  852,576
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ................                  755,226
                                                                    -----------
   Net Assets -- 100.0% ..............................              $48,708,644
                                                                    ===========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                    -----------

   Paid in Capital .........................................        $48,636,572
   Undistributed net investment income .....................            147,958
   Accumulated net realized loss on investments ............            (85,571)
   Net unrealized appreciation on investments ..............              9,685
                                                                    -----------
   NET ASSETS ..............................................        $48,708,644
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
      (unlimited authorization -- no par value) ............          4,794,718
                                                                    ===========
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class ...............             $10.16
                                                                         ======

    * Non-Income Producing Security
   Cl Class
   DN Discount Note
 FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
   LP Limited Partnerships
  (A) These securities are considered Master Limited Partnerships. At April 30, 2006, these securities totaled $6,793,258 and represented 13.95% of net assets.
  (B) The rate reported is the effective yield at time of purchase.
  (C) Rate shown is the 7-day effective yield as of April 30, 2006.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS BAR CHART IN THE PRINTED MATERIAL.]

Financials                     25.9%
Industrials                    18.3%
Information Technology          8.9%
Energy                          8.8%
Utilities                       8.1%
Consumer Discretionary          8.0%
Materials                       6.7%
Healthcare                      6.0%
Consumer Staples                5.1%
Short-Term Investment           4.2%
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 95.8%
--------------------------------------------------------------------------------
                                                           SHARES       VALUE
                                                          --------    ----------
CONSUMER DISCRETIONARY -- 8.0%
   Liz Claiborne ........................................    1,700    $   66,385
   O'Reilly Automotive* .................................    4,199       142,262
   Polo Ralph Lauren ....................................    2,300       139,656
   Tiffany ..............................................    1,900        66,291
   Wendy's International ................................    2,200       135,916
                                                                      ----------
                                                                         550,510
                                                                      ----------
CONSUMER STAPLES -- 3.1%
   Alberto-Culver .......................................    1,500        67,455
   Dean Foods* ..........................................    3,700       146,557
                                                                      ----------
                                                                         214,012
                                                                      ----------
FINANCIAL SERVICES -- 15.8%
   AllianceBernstein Holding LP (A) .....................    2,000       128,900
   Associated Banc-Corp .................................    4,000       135,280
   Blackrock, Cl A ......................................      900       136,386
   Compass Bancshares ...................................    2,600       142,896
   Eaton Vance ..........................................    4,800       136,656
   Federated Investors, Cl B ............................    4,000       140,400
   Nuveen Investments, Cl A .............................    2,800       134,736
   Zions Bancorporation .................................    1,600       132,848
                                                                      ----------
                                                                       1,088,102
                                                                      ----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------    ----------
HEALTH CARE -- 6.0%
  Endo Pharmaceuticals Holdings* ........................    2,100    $   66,045
  Triad Hospitals* ......................................    3,300       135,960
  Universal Health Services, Cl B .......................    2,800       142,212
  Valeant Pharmaceuticals International .................    3,800        68,020
                                                                      ----------
                                                                         412,237
                                                                      ----------
INDUSTRIAL -- 9.3%
  Alexander & Baldwin ...................................    2,900       144,623
  Double Hull Tankers ...................................    5,500        70,400
  Eagle Bulk Shipping ...................................    5,100        70,941
  McDermott International* ..............................    2,300       139,840
  Nordic American Tanker Shipping* ......................    2,400        80,160
  Wabtec ................................................    3,700       135,161
                                                                      ----------
                                                                         641,125
                                                                      ----------
MATERIALS & PROCESSING -- 11.6%
  Agrium ................................................    2,800        72,296
  Allegheny Technologies ................................      900        62,406
  Bunge .................................................    2,500       133,375
  Celanese, Ser A .......................................    3,300        72,435
  Cleveland-Cliffs ......................................    1,500       128,385
  IPSCO .................................................    1,200       123,816
  Precision Castparts ...................................    1,100        69,278
  Washington Group International ........................    2,400       133,464
                                                                      ----------
                                                                         795,455
                                                                      ----------
OTHER ENERGY -- 8.8%
  Arch Coal .............................................    1,500       142,485
  FMC Technologies* .....................................    1,300        70,954
  Noble Energy ..........................................    2,900       130,442
  Plains Exploration & Production* ......................    3,500       129,045
  Unit* .................................................    2,300       132,825
                                                                      ----------
                                                                         605,751
                                                                      ----------
PRODUCER DURABLES -- 4.0%
  Cummins ...............................................      600        62,700
  Gardner Denver* .......................................    1,900       141,607
  Rockwell Collins ......................................    1,200        68,640
                                                                      ----------
                                                                         272,947
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------    ----------

REAL ESTATE INVESTMENT TRUSTS -- 10.1%
   BRE Properties, Cl A .................................    2,600    $  140,088
   Crescent Real Estate Equity ..........................    6,800       136,000
   Equity Inns ..........................................    4,500        72,900
   Healthcare Realty Trust ..............................    1,800        68,166
   Hospitality Properties Trust .........................    3,200       137,920
   Rayonier .............................................    3,300       135,828
                                                                      ----------
                                                                         690,902
                                                                      ----------
TECHNOLOGY -- 11.0%
   Altiris* .............................................    6,300       134,820
   Cadence Design Systems* ..............................    7,500       141,975
   DRS Technologies .....................................    2,500       138,825
   Harris ...............................................    1,500        69,855
   Jack Henry & Associates ..............................    6,003       134,767
   Perot Systems, Cl A* .................................    8,800       132,704
                                                                      ----------
                                                                         752,946
                                                                      ----------
UTILITIES -- 8.1%
   DPL ..................................................    5,000       135,850
   Oneok ................................................    4,200       138,642
   Southern Union .......................................    5,600       145,152
   Wisconsin Energy .....................................    3,500       136,675
                                                                      ----------
                                                                         556,319
                                                                      ----------
   Total Common Stock
      (Cost $6,144,069) .................................              6,580,306
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 4.2%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 4.2%
   SEI Daily Income Trust, Treasury Fund, Cl A, 4.630%
      (Cost $288,678) ...................................  288,678       288,678
                                                                      ----------
   Total Investments -- 100.0%
      (Cost $6,432,747) .................................              6,868,984
                                                                      ----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                     ----------
   Receivable from Investment Adviser .......................        $    3,529
   Payable for Investment Securities Purchased ..............           (23,842)
   Administration Fees Payable ..............................            (1,400)
   Chief Compliance Officer Fees Payable ....................              (827)
   Other Assets and Liabilities, Net ........................            24,789
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES .......................             2,249
                                                                     ----------
   Net Assets -- 100.0% .....................................        $6,871,233
                                                                     ==========

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital ..........................................        $6,367,683
   Undistributed net investment income ......................            14,775
   Accumulated net realized gain on investments .............            52,538
   Net unrealized appreciation on investments ...............           436,237
                                                                     ----------
   NET ASSETS ...............................................        $6,871,233
                                                                     ==========

INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
   (unlimited authorization -- no par value) ................           624,478
                                                                     ==========
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class ................            $11.00
                                                                         ======

   *  Non-Income Producing Security
  Cl  Class
  LP  Limited Partnerships
 Ser  Series
 (A) This security is considered a Master Limited Partnership. At April 30, 2006, this security totaled $128,900 and represented 1.88% of net assets.
 (B)  Rate shown is the 7-day effective yield as of April 30, 2006.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG FUNDS
                                                     FOR THE PERIOD ENDED
                                                     APRIL 30, 2006 (UNAUDITED)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                       INCOME
                                                     OPPORTUNITY       SMIDCAP
                                                        FUND            FUND
                                                     -----------      ---------
INVESTMENT INCOME
Dividends ......................................       $648,877        $ 37,953
Interest .......................................        185,695               1
Less Foreign Taxes Withheld ....................             --             (59)
                                                       --------        --------
   TOTAL INVESTMENT INCOME .....................        834,572          37,895
                                                       --------        --------
EXPENSES
Investment Advisory Fees .......................         89,971          14,415
Administration Fees ............................         29,902           4,345
Chief Compliance Officer Fees ..................          4,807             837
Trustees' Fees .................................          3,328           1,105
Transfer Agent Fees ............................         14,412          13,814
Offering Costs .................................         10,364          10,364
Legal Fees .....................................          9,433           1,598
Registration and Filing Fees ...................          6,536           5,270
Audit Fees .....................................          5,299           5,353
Printing Fees ..................................          4,580             629
Shareholder Servicing Fees .....................          1,622              --
Custodian Fees .................................            875             814
Other Expenses .................................          2,540             814
                                                       --------        --------
   TOTAL EXPENSES ..............................        183,669          59,358
                                                       --------        --------
Less:
Waiver of Investment Advisory Fees .............        (63,673)        (14,415)
Reimbursement from Investment Adviser ..........             --         (20,887)
Fees Paid Indirectly -- Note 4 .................            (34)            (29)
                                                       --------        --------
   NET EXPENSES ................................        119,962          24,027
                                                       --------        --------
NET INVESTMENT INCOME ..........................        714,610          13,868
                                                       --------        --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ........        (80,867)         53,445
NET CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS ...............................          9,685         436,237
                                                       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ...............................        (71,182)        489,682
                                                       --------        --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ....................       $643,428        $503,550
                                                       ========        ========
*COMMENCED OPERATIONS ON DECEMBER 19, 2005.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   PERIOD ENDED
                                                                  APRIL 30, 2006
                                                                    (UNAUDITED)*
                                                                  -------------
OPERATIONS:
   Net Investment Income ..................................         $   714,610
   Net Realized Loss on Investments .......................             (80,867)
   Net Change in Unrealized Appreciation
     on Investments .......................................               9,685
                                                                    -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ............................             643,428
                                                                    -----------
DIVIDENDS:
   Net Investment Income ..................................            (571,356)
                                                                    -----------

CAPITAL SHARE TRANSACTIONS:
   Issued .................................................          49,973,977
   In Lieu of Cash Distribution ...........................             568,401
   Redeemed ...............................................          (1,905,806)
                                                                    -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...........................          48,636,572
                                                                    -----------
   TOTAL INCREASE IN NET ASSETS ...........................          48,708,644

NET ASSETS:
   Beginning of Period ....................................                  --
                                                                    -----------
   End of Period ..........................................         $48,708,644
                                                                    ===========
Undistributed Net Investment Income .......................         $   147,958
                                                                    ===========

SHARES ISSUED AND REDEEMED:
   Issued .................................................           4,926,202
   In Lieu of Cash Distributions ..........................              55,759
   Redeemed ...............................................            (187,243)
                                                                    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...................................           4,794,718
                                                                    ===========
*  COMMENCED OPERATIONS ON DECEMBER 19, 2005.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   PERIOD ENDED
                                                                  APRIL 30, 2006
                                                                    (UNAUDITED)*
                                                                  --------------
OPERATIONS:
   Net Investment Income ...............................            $   13,868
   Net Realized Gain on Investments ....................                53,445
   Net Change in Unrealized Appreciation
     on Investments ....................................               436,237
                                                                    ----------

   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .........................               503,550
                                                                    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................             6,367,683
                                                                    ----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ........................             6,367,683
                                                                    ----------
   TOTAL INCREASE IN NET ASSETS ........................             6,871,233
                                                                    ----------
NET ASSETS:
   Beginning of Period .................................                    --
                                                                    ----------
   End of Period .......................................            $6,871,233
                                                                    ==========
Undistributed Net Investment Income ....................            $   14,775
                                                                    ==========
SHARES ISSUED AND REDEEMED:
   Issued ..............................................               624,478
                                                                    ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ................................               624,478
                                                                    ==========
*COMMENCED OPERATIONS ON DECEMBER 19, 2005.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                 APRIL 30, 2006
                                                                 (UNAUDITED)(1)
                                                                 --------------
Net Asset Value, Beginning of Period .......................       $ 10.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ...................................          0.22(2)
   Net Realized and Unrealized Gain ........................          0.10(2)(4)
                                                                   -------
   Total from Investment Operations ........................          0.32
                                                                   -------
DIVIDENDS:
   Net Investment Income ...................................         (0.16)
                                                                   -------
   Net Asset Value, End of Period ..........................       $ 10.16
                                                                   =======
   TOTAL RETURN+ ...........................................          3.18%
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......................       $48,709
Ratio of Expenses to Average Net Assets ....................          1.00%*(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) .....................................          1.53%*
Ratio of Net Investment Income to Average Net Assets .......          5.96%*
Portfolio Turnover Rate ....................................            16%
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *   ANNUALIZED.
(1)   COMMENCED OPERATIONS ON DECEMBER 19, 2005.
(2)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.
(4) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                           SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                 APRIL 30, 2006
                                                                 (UNAUDITED)(1)
                                                                 --------------
Net Asset Value, Beginning of Period ..........................     $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................................       0.03(2)
   Net Realized and Unrealized Gain ...........................       0.97(2)
                                                                    ------
Total from Investment Operations ..............................       1.00
                                                                    ------
Net Asset Value, End of Period ................................     $11.00
                                                                    ======
TOTAL RETURN+ .................................................      10.00%
                                                                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $6,871
Ratio of Expenses to Average Net Assets .......................       1.25%*(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Expense Reimbursements) .............       3.09%*
Ratio of Net Investment Income to Average Net Assets ..........       0.72%*
Portfolio Turnover Rate .......................................         22%
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *   ANNUALIZED.
(1)   COMMENCED OPERATIONS ON DECEMBER 19, 2005.
(2)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the WHG Income Opportunity Fund and WHG SMidCap Fund (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies. The Funds commenced operations December 19, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an elevated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

      exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Fund. Certain expenses are apportioned among the Funds in the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG Income Opportunity Fund distributes substantially all of its net investment income, if any, quarterly. The WHG SMidCap Fund distributes substantially all of its net investment income, if any, at least annually. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

      ORGANIZATION AND OFFERING COSTS -- Organization costs of the Funds have been expensed as incurred. Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception of the Funds. As of April 30, 2006, $20,773 of offering costs remained to be amortized for each Fund.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER  SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $75,000 for each fund plus $15,000 per each additional class or 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net assets. For the period ended April 30, 2006 the WHG Income Opportunity Fund and WHG SMidCap Fund paid the administrator 0.25% and 0.24% of the Funds' average daily net assets, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG Income Opportunity Fund and the WHG SMidCap Fund earned credits of $34 and $29, respectively, which were used to offset transfer agent expenses.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Westwood Management Corp. (the "Adviser").

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG Income Opportunity Fund and the WHG SMidCap Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG Income Opportunity Fund and the WHG SMidCap Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% and 1.25% of average daily net assets, respectively.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities for the period ended April 30, 2006, were as follows:

                                     PURCHASES                  SALES
                                   ------------               ---------
Income Opportunity Fund             $35,794,614               $4,079,023
SMidCap Fund                          7,223,442                1,131,909

There were purchases and sales of long-term U.S. Government Securities of $3,062,065 and $0, respectively, in the WHG Income Opportunity Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG SMidCap Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
Permanent book and tax differences relating to distributions received from REITs resulted in a reclassification of $4,704 and $907 to undistributed net investment income (loss) and a reclassification of $(4,704) and $(907) to accumulated net realized gain (loss) for the WHG Income Opportunity Fund and WHG SMidCap Fund, respectively. These reclassifications had no impact on the net assets or net asset value of each Fund.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at April 30, 2006, were as follows:

                         FEDERAL      APPRECIATED   DEPRECIATED   NET UNREALIZED
WHG FUND                TAX COST      SECURITIES    SECURITIES     APPRECIATION
--------              -----------     -----------   -----------   --------------
Income Opportunity    $47,943,733      $617,264      $(607,579)      $  9,685
SMidCap                 6,432,747       517,116        (80,879)       436,237

8. OTHER:

At April 30, 2006, the percentage of total shares outstanding held by shareholders for each Fund, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                       NO. OF             %
WHG FUNDS                                           SHAREHOLDERS      OWNERSHIP
---------                                           ------------      ---------
Income Opportunity.................................      1                88%
SMidCap............................................      2               100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee has been applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                          BEGINNING         ENDING                    EXPENSES
                          ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                            VALUE            VALUE        EXPENSE      DURING
                          12/19/05         04/30/06       RATIOS       PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Income Opportunity        $1,000.00        $1,031.80        1.00%       $3.67*
SMidCap                    1,000.00         1,100.00        1.25         4.75*

HYPOTHETICAL 5% RETURN
Income Opportunity        $1,000.00        $1,019.84        1.00%       $5.01**
SMidCap                    1,000.00         1,018.60        1.25         6.26**
--------------------------------------------------------------------------------

 *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 132/365 (to reflect the commencement of operations period shown).
**Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The beginning account values for the hypothetical 5% returns are as of November 1, 2005.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its November 2005 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of the Advisory Agreement for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Funds were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of each Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. The Board also considered the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services and the Board was satisfied with such policies.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                                      NOTES

                                      NOTES

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                               Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004





              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.


WHG-SA-001-0100

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.